DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2025	$ 78
Unrealized Losses During 2025	(18)
Net change	60	$ 49
Interest rate swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains During 2025	78
Unrealized Losses During 2025	(18)
Net change	$ 60	$ 49